Income and other taxes - Net deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	$ (180,643)	$ (114,536)	$ (75,868)
Deferred tax assets	46,353	98,169
Deferred tax liabilities	(226,996)	(212,705)
Property, plant and equipment (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(403,505)	(427,001)
Deferred tax assets	(230,756)	(253,108)
Deferred tax liabilities	(172,749)	(173,893)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(33,477)	(35,571)
Deferred tax assets	(26,486)	(28,047)
Deferred tax liabilities	(6,991)	(7,524)
Repatriation taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(106,989)	(106,339)
Deferred tax assets	0	0
Deferred tax liabilities	(106,989)	(106,339)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(78,305)	(13,467)
Deferred tax assets	(60,850)	(270)
Deferred tax liabilities	(17,455)	(13,197)
Temporary differences including temporary differences with liability balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(622,276)	(582,378)
Deferred tax assets	(318,092)	(281,425)
Deferred tax liabilities	(304,184)	(300,953)
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	353,986	370,642
Deferred tax assets	322,608	329,405
Deferred tax liabilities	31,378	41,237
Lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	46,438	48,481
Deferred tax assets	35,957	37,153
Deferred tax liabilities	10,481	11,328
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	17,068	14,063
Deferred tax assets	2,096	1,832
Deferred tax liabilities	14,972	12,231
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	24,141	34,656
Deferred tax assets	3,784	11,204
Deferred tax liabilities	20,357	23,452
Temporary differences including temporary differences with asset balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	441,633	467,842
Deferred tax assets	364,445	379,594
Deferred tax liabilities	$ 77,188	$ 88,248